Schedule of Investments (unaudited) April 30, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.1%
Afterpay Ltd.(a)	1,512	$137,409
AMP Ltd.	150,528	129,647
ASX Ltd.	1,680	94,707
Australia & New Zealand Banking Group Ltd.	115,584	2,565,990
BlueScope Steel Ltd.	35,280	589,189
Brambles Ltd.	236,712	1,901,621
Cochlear Ltd.	26,376	4,533,247
Commonwealth Bank of Australia	60,480	4,159,751
CSL Ltd.	16,800	3,518,887
Fortescue Metals Group Ltd.	58,128	1,014,313
Goodman Group	32,088	468,710
Insurance Australia Group Ltd.	50,064	189,493
Macquarie Group Ltd.	17,304	2,145,186
Magellan Financial Group Ltd.	4,032	151,054
National Australia Bank Ltd.	124,656	2,567,106
Oil Search Ltd.	257,880	756,958
QBE Insurance Group Ltd.	68,712	523,335
Rio Tinto Ltd.	21,672	2,028,116
Seek Ltd.(a)	21,504	514,436
Sonic Healthcare Ltd.	4,536	125,718
Stockland	115,920	419,059
Suncorp Group Ltd.	65,352	530,557
Treasury Wine Estates Ltd.	62,496	484,681
Wesfarmers Ltd.	54,432	2,275,109
Westpac Banking Corp.	132,888	2,564,181
WiseTech Global Ltd.	7,896	191,700
Woodside Petroleum Ltd.	91,392	1,613,819

		36,193,979

Austria — 0.3%
Erste Group Bank AG(a)	4,872	173,602
Verbund AG	16,464	1,353,662

		1,527,264

Belgium — 0.7%
Ageas SA/NV	6,552	397,204
Anheuser-Busch InBev SA/NV	44,856	3,176,681
KBC Group NV(a)	6,720	522,746

		4,096,631

Canada — 9.4%
Alimentation Couche-Tard Inc., Class B	38,136	1,291,143
Ballard Power Systems Inc.(a)	16,128	351,874
Bank of Montreal	24,360	2,297,190
Bank of Nova Scotia (The)	43,344	2,757,710
Bausch Health Cos Inc.(a)	11,088	356,651
BlackBerry Ltd.(a)	25,368	224,151
Brookfield Asset Management Inc., Class A	122,976	5,600,996
CAE Inc.	12,096	378,553
Cameco Corp.	29,904	502,208
Canadian Imperial Bank of Commerce	13,944	1,448,353
Enbridge Inc.	9,576	369,044
Fairfax Financial Holdings Ltd.	1,344	613,529
Franco-Nevada Corp.	36,456	5,074,265
Great-West Lifeco Inc.	18,648	540,249
Hydro One Ltd.(b)	154,392	3,698,531
iA Financial Corp. Inc.	6,048	340,304
IGM Financial Inc.	7,392	263,665
Intact Financial Corp.	3,864	513,169
Keyera Corp.	48,048	1,097,894
Manulife Financial Corp.	110,880	2,419,134

Security	Shares	Value

Canada (continued)
National Bank of Canada	10,416	$756,604
Northland Power Inc.	61,320	2,110,461
Onex Corp.	4,536	303,420
Open Text Corp.	17,976	845,758
Parkland Corp./Canada	16,968	544,543
Pembina Pipeline Corp.	6,384	196,886
Power Corp. of Canada	32,256	938,681
Quebecor Inc., Class B	7,896	212,130
RioCan REIT	16,128	275,574
Royal Bank of Canada	45,360	4,325,461
Shopify Inc., Class A(a)	3,192	3,764,650
Sun Life Financial Inc.	26,376	1,421,714
TC Energy Corp.	59,640	2,948,064
Thomson Reuters Corp.	10,584	980,711
Toronto-Dominion Bank (The)	61,152	4,200,410
West Fraser Timber Co. Ltd.	3,360	259,197
Wheaton Precious Metals Corp.	26,880	1,114,137

		55,337,014

Denmark — 2.0%
Carlsberg A/S, Class B	10,920	1,918,797
DSV Panalpina A/S	18,480	4,126,676
Novozymes A/S, Class B	17,808	1,269,231
Orsted A/S(b)	8,568	1,251,293
Pandora A/S	1,176	133,635
ROCKWOOL International A/S, Class B	504	226,560
Vestas Wind Systems A/S	66,360	2,773,571

		11,699,763

Finland — 0.9%
Fortum OYJ	18,144	477,242
Neste OYJ	10,920	662,533
Nokia OYJ(a)	261,744	1,242,232
Nordea Bank Abp	13,944	145,051
Orion OYJ, Class B	29,232	1,296,028
Sampo OYJ, Class A	6,384	303,637
UPM-Kymmene OYJ	5,544	217,234
Wartsila OYJ Abp	100,632	1,300,446

		5,644,403

France — 9.4%
Air Liquide SA	6,720	1,133,505
Airbus SE(a)	18,480	2,223,287
Atos SE(a)	5,208	354,973
AXA SA	72,072	2,041,035
BNP Paribas SA(a)	42,840	2,753,364
Bollore SA	358,176	1,810,923
Capgemini SE	10,920	2,003,373
Carrefour SA	70,056	1,358,189
Cie. de Saint-Gobain(a)	19,656	1,242,249
Cie. Generale des Etablissements Michelin SCA	8,904	1,289,987
CNP Assurances	11,592	203,247
Credit Agricole SA(a)	52,752	817,409
Dassault Systemes SE	4,200	975,547
Electricite de France SA(a)	45,024	656,902
Engie SA(a)	43,848	652,941
Getlink SE(a)	115,920	1,846,173
Hermes International	336	422,274
Ipsen SA	5,880	569,382
Kering SA	1,680	1,347,919
Klepierre SA	11,928	316,758
La Francaise des Jeux SAEM(b)	46,872	2,404,812

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Legrand SA	35,616	$3,472,837
L’Oreal SA	5,208	2,141,937
LVMH Moet Hennessy Louis Vuitton SE	7,896	5,952,158
Natixis SA(a)	52,584	257,254
Pernod Ricard SA	1,680	345,221
Publicis Groupe SA	5,880	381,239
Remy Cointreau SA	672	134,448
Renault SA(a)	10,584	427,143
Safran SA(a)	1,848	276,254
Sanofi	39,648	4,165,244
Sartorius Stedim Biotech	672	309,020
Schneider Electric SE	8,904	1,425,792
SEB SA	672	122,556
Societe Generale SA(a)	34,104	971,757
Teleperformance	1,680	649,387
Thales SA	2,688	274,332
TOTAL SE	95,760	4,245,033
Valeo SA	2,688	87,173
Vinci SA	7,056	776,353
Vivendi SE	4,704	164,218
Worldline SA(a)(b)	27,552	2,707,429

		55,711,034

Germany — 7.9%
adidas AG(a)	3,696	1,142,788
Allianz SE, Registered	11,256	2,932,213
BASF SE	10,920	881,800
Bayer AG, Registered	13,776	892,526
Bayerische Motoren Werke AG	15,288	1,534,868
Daimler AG, Registered	40,320	3,594,180
Deutsche Bank AG, Registered(a)	70,392	983,468
Deutsche Boerse AG	672	115,923
Deutsche Post AG, Registered	22,512	1,326,677
Deutsche Telekom AG, Registered	208,824	4,022,116
Evonik Industries AG	11,760	412,243
Fresenius SE & Co. KGaA	7,560	372,038
HeidelbergCement AG	6,720	616,584
HelloFresh SE(a)	2,688	223,271
Henkel AG & Co. KGaA	4,368	434,853
HOCHTIEF AG	11,592	1,088,168
Infineon Technologies AG	51,912	2,097,532
KION Group AG	5,040	503,209
LANXESS AG	5,208	383,812
Merck KGaA	9,240	1,625,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	3,192	924,705
SAP SE	36,456	5,124,097
Siemens AG, Registered	33,936	5,671,095
Siemens Healthineers AG(b)	86,856	4,964,377
Telefonica Deutschland Holding AG	33,096	96,335
United Internet AG, Registered	35,280	1,486,877
Volkswagen AG	1,848	587,745
Zalando SE(a)(b)	28,392	2,957,788

		46,996,930

Hong Kong — 3.0%
AIA Group Ltd.	537,600	6,845,586
ASM Pacific Technology Ltd.	33,600	509,612
Bank of East Asia Ltd. (The)	67,200	141,203
BOC Hong Kong Holdings Ltd.	252,000	889,009
Budweiser Brewing Co. APAC Ltd.(b)	588,000	1,858,591

Security	Shares	Value

Hong Kong (continued)
Galaxy Entertainment Group Ltd.(a)	168,000	$1,479,519
Hang Seng Bank Ltd.	50,400	989,590
MTR Corp. Ltd.	420,000	2,341,490
WH Group Ltd.(b)	1,008,000	881,222
Wynn Macau Ltd.(a)	201,600	387,790
Xinyi Glass Holdings Ltd.	336,000	1,191,835

		17,515,447

Ireland — 0.1%
Kerry Group PLC, Class A	3,528	457,827
Smurfit Kappa Group PLC	4,368	223,789

		681,616

Israel — 0.4%
Bank Hapoalim BM(a)	37,128	296,488
Bank Leumi Le-Israel BM	46,032	324,730
Israel Discount Bank Ltd., Class A	26,880	121,664
Mizrahi Tefahot Bank Ltd.	3,360	94,791
Nice Ltd.(a)	3,528	853,677
Teva Pharmaceutical Industries Ltd., ADR(a)	45,024	481,757
Wix.com Ltd.(a)	840	267,019

		2,440,126

Italy — 1.8%
Amplifon SpA(a)	14,112	596,789
Assicurazioni Generali SpA(a)	17,640	354,306
CNH Industrial NV	32,592	485,328
Enel SpA	533,232	5,306,625
Infrastrutture Wireless Italiane SpA(b)	109,368	1,277,074
Intesa Sanpaolo SpA(a)	472,920	1,321,347
Nexi SpA(a)(b)	24,696	473,881
Poste Italiane SpA(b)	10,080	132,264
UniCredit SpA	74,592	768,815

		10,716,429

Japan — 20.7%
Aeon Co. Ltd.	16,800	458,405
Aisin Corp.	50,400	1,941,210
Ajinomoto Co. Inc.	50,400	1,008,184
Asahi Kasei Corp.	16,800	176,984
Astellas Pharma Inc.	134,400	2,017,137
Central Japan Railway Co.	33,600	4,913,737
Chugai Pharmaceutical Co. Ltd.	16,800	630,317
Coca-Cola Bottlers Japan Holdings Inc.	50,400	804,611
Daifuku Co. Ltd.	16,800	1,663,016
Dai-ichi Life Holdings Inc.	33,600	604,188
Daiichi Sankyo Co. Ltd.	67,200	1,713,429
Daikin Industries Ltd.	16,800	3,370,605
Daiwa House Industry Co. Ltd.	33,600	994,428
Daiwa House REIT Investment Corp.	672	1,801,960
Denso Corp.	16,800	1,084,957
ENEOS Holdings Inc.	117,600	506,959
FUJIFILM Holdings Corp.	50,400	3,267,781
Fujitsu Ltd.	16,800	2,675,120
GLP J-REIT	672	1,126,302
Hankyu Hanshin Holdings Inc.	33,600	1,057,445
Harmonic Drive Systems Inc.	16,800	1,132,757
Honda Motor Co. Ltd.	100,800	2,980,519
Japan Airlines Co. Ltd.(a)	16,800	356,734
Japan Metropolitan Fund Invest	504	496,599
Japan Post Holdings Co. Ltd.	50,400	423,101
Japan Real Estate Investment Corp.	336	2,084,150
Kobe Bussan Co. Ltd.	16,800	449,107

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Komatsu Ltd.	50,400	$1,477,810
Kubota Corp.	33,600	790,010
Kurita Water Industries Ltd.	33,600	1,549,280
M3 Inc.	16,800	1,164,573
Mazda Motor Corp.(a)	16,800	130,029
MISUMI Group Inc.	16,800	473,391
Mitsubishi Electric Corp..	134,400	2,068,165
Mitsubishi Heavy Industries Ltd.	50,400	1,497,176
Mitsubishi UFJ Financial Group Inc.	352,800	1,865,591
Mizuho Financial Group Inc.	16,800	235,927
Murata Manufacturing Co. Ltd.	16,800	1,337,637
Nabtesco Corp.	33,600	1,510,855
Nidec Corp.	33,600	3,890,106
Nihon M&A Center Inc.	16,800	440,192
Nippon Building Fund Inc.	336	2,207,109
Nippon Express Co. Ltd.	16,800	1,283,381
Nippon Paint Holdings Co. Ltd.	50,400	720,231
Nippon Prologis REIT Inc.	504	1,618,444
Nippon Shinyaku Co. Ltd.	16,800	1,131,220
Nippon Telegraph & Telephone Corp.	100,800	2,540,634
Nisshin Seifun Group Inc.	100,800	1,624,899
Nomura Holdings Inc.	100,800	541,233
Nomura Real Estate Master Fund Inc.	672	1,062,363
Nomura Research Institute Ltd.	33,600	1,034,390
NTT Data Corp.	50,400	782,939
Olympus Corp.	50,400	1,036,311
Omron Corp.	33,600	2,548,319
Ono Pharmaceutical Co. Ltd.	117,600	2,959,769
ORIX Corp.	50,400	810,375
Orix JREIT Inc.	840	1,481,652
Panasonic Corp.	100,800	1,188,703
Pigeon Corp.	50,400	1,708,357
Rakuten Group Inc.	16,800	213,487
Recruit Holdings Co. Ltd.	50,400	2,277,349
Ryohin Keikaku Co. Ltd.	67,200	1,414,025
Seibu Holdings Inc.(a)	134,400	1,445,994
Sekisui House Ltd.	285,600	5,771,835
Shimadzu Corp.	16,800	587,896
Shionogi & Co. Ltd.	16,800	883,305
Shiseido Co. Ltd.	16,800	1,218,521
Softbank Corp.	84,000	1,083,189
SoftBank Group Corp.	50,400	4,557,925
Sony Group Corp.	33,600	3,350,624
SUMCO Corp.	67,200	1,741,095
Sumitomo Dainippon Pharma Co. Ltd.	50,400	873,775
Sumitomo Metal Mining Co. Ltd.	33,600	1,426,013
Sumitomo Mitsui Financial Group Inc.	33,600	1,168,722
Teijin Ltd.	33,600	552,699
Tokyu Corp.	50,400	647,839
Toray Industries Inc.	84,000	521,960
Toshiba Corp.	16,800	693,948
Toyota Motor Corp.	84,000	6,245,533
United Urban Investment Corp.	672	1,004,573
Z Holdings Corp.	67,200	310,471

		122,441,591

Netherlands — 5.7%
Aegon NV	88,032	409,691
Akzo Nobel NV	51,576	6,203,750
ArcelorMittal SA(a)	24,864	725,833
ASML Holding NV	13,104	8,537,209

Security	Shares	Value

Netherlands (continued)
EXOR NV	4,200	$345,423
ING Groep NV	129,864	1,661,790
Koninklijke Ahold Delhaize NV	39,144	1,055,051
Koninklijke DSM NV	13,104	2,353,569
Koninklijke Philips NV(a)	43,680	2,465,043
Koninklijke Vopak NV	6,384	292,801
NN Group NV	7,728	386,724
Prosus NV	14,448	1,569,325
Randstad NV	4,368	315,913
Royal Dutch Shell PLC, Class A	134,400	2,540,041
Royal Dutch Shell PLC, Class B	87,528	1,574,218
Stellantis NV	96,264	1,601,961
STMicroelectronics NV	38,136	1,430,497

		33,468,839

New Zealand — 0.2%
a2 Milk Co. Ltd. (The)(a)	270,144	1,482,787

Norway — 0.7%
DNB ASA	22,680	488,777
Equinor ASA	32,928	671,781
Norsk Hydro ASA	445,200	2,848,611

		4,009,169

Portugal — 0.2%
Galp Energia SGPS SA	97,776	1,131,123

Singapore — 0.8%
DBS Group Holdings Ltd.	50,400	1,133,091
Keppel Corp. Ltd.	520,800	2,121,720
Oversea-Chinese Banking Corp. Ltd.	100,800	924,354
United Overseas Bank Ltd.	33,600	671,545

		4,850,710

Spain — 2.4%
Amadeus IT Group SA(a)	12,432	848,552
Banco Bilbao Vizcaya Argentaria SA	250,824	1,410,219
Banco Santander SA	644,784	2,495,453
CaixaBank SA	143,136	459,543
Iberdrola SA	493,080	6,668,754
Industria de Diseno Textil SA	18,816	670,914
Repsol SA	12,432	148,728
Siemens Gamesa Renewable Energy SA(a)	14,616	529,601
Telefonica SA	215,040	997,537

		14,229,301

Sweden — 3.7%
Alfa Laval AB	24,192	819,394
Assa Abloy AB, Class B	36,624	1,045,132
Atlas Copco AB, Class A	38,976	2,364,626
Atlas Copco AB, Class B	24,192	1,257,415
Boliden AB	40,824	1,592,260
Electrolux AB, Series B	28,896	811,955
EQT AB	7,728	261,659
Evolution AB(b)	8,232	1,627,757
Fastighets AB Balder, Class B(a)	2,352	135,656
Hexagon AB, Class B	32,256	3,079,975
Husqvarna AB, Class B	50,064	697,755
ICA Gruppen AB	68,376	3,153,669
Investor AB, Class B	5,880	499,912
Kinnevik AB, Class B	5,376	297,545
Lundin Energy AB	27,216	872,895
Svenska Cellulosa AB SCA, Class B	6,552	115,066
Telefonaktiebolaget LM Ericsson, Class B	154,056	2,112,320

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Volvo AB, Class B	42,840	$1,047,980

		21,792,971

Switzerland — 8.5%
Adecco Group AG, Registered	7,728	523,984
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	168	1,560,178
Credit Suisse Group AG, Registered	108,024	1,130,637
Geberit AG, Registered	4,032	2,654,254
Givaudan SA, Registered	672	2,817,530
Glencore PLC	420,168	1,717,308
Julius Baer Group Ltd.	8,232	519,165
LafargeHolcim Ltd., Registered	55,608	3,432,630
Nestle SA, Registered	103,152	12,314,226
Novartis AG, Registered	74,592	6,375,958
Partners Group Holding AG	504	718,382
Roche Holding AG	26,208	8,551,615
Siemens Energy AG(a)	36,120	1,208,779
Sika AG, Registered	1,344	401,410
Sonova Holding AG, Registered(a)	1,344	398,020
Swiss Life Holding AG, Registered	504	245,852
Swiss Re AG	9,576	891,191
Temenos AG, Registered	3,528	518,727
UBS Group AG, Registered	150,696	2,300,797
Zurich Insurance Group AG	4,200	1,725,497

		50,006,140

United Kingdom — 12.2%
3i Group PLC	27,888	495,010
Antofagasta PLC	8,736	225,640
AstraZeneca PLC	40,992	4,378,687
Auto Trader Group PLC(a)(b)	304,080	2,400,623
Aviva PLC	160,104	887,353
Barclays PLC	747,936	1,817,399
Berkeley Group Holdings PLC	51,072	3,271,834
BP PLC	574,056	2,408,273
British Land Co. PLC (The)	33,096	237,547
BT Group PLC(a)	670,992	1,532,422
Coca-Cola European Partners PLC	17,136	973,668
Diageo PLC	25,368	1,141,858
Entain PLC(a)	29,232	684,604
Experian PLC	29,232	1,130,011
Ferguson PLC	42,504	5,374,085
GlaxoSmithKline PLC	282,912	5,247,293
Halma PLC	40,152	1,438,733
Hargreaves Lansdown PLC	5,376	127,988
Hikma Pharmaceuticals PLC	8,232	278,102
HSBC Holdings PLC	663,600	4,160,271
Informa PLC(a)	18,816	146,463
Intertek Group PLC	2,688	228,436
J Sainsbury PLC	530,712	1,746,614
JD Sports Fashion PLC(a)	40,152	510,561
Johnson Matthey PLC	16,800	755,965
Land Securities Group PLC	41,832	417,477
Legal & General Group PLC	248,640	937,750
Lloyds Banking Group PLC	2,546,712	1,602,062
London Stock Exchange Group PLC	10,080	1,032,764
M&G PLC	148,344	446,312
Melrose Industries PLC	85,848	193,624
Natwest Group PLC	252,168	686,408
Ocado Group PLC(a)	11,928	346,318

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	13,440	$154,449
Prudential PLC	87,696	1,863,183
RELX PLC	60,816	1,582,592
Rentokil Initial PLC	32,760	226,971
Rio Tinto PLC	46,536	3,914,855
Rolls-Royce Holdings PLC(a)	131,208	190,057
Sage Group PLC (The)	86,520	764,269
Segro PLC	112,056	1,560,005
St. James’s Place PLC	12,096	228,018
Standard Chartered PLC	85,008	611,558
Standard Life Aberdeen PLC	91,896	353,076
Taylor Wimpey PLC	210,840	524,286
Unilever PLC	115,248	6,752,065
Vodafone Group PLC	2,543,688	4,817,911
Whitbread PLC(a)	15,120	679,112
Wm Morrison Supermarkets PLC	251,496	605,361
WPP PLC	17,808	240,545

		72,330,468

Total Common Stocks — 97.1% (Cost: $570,844,615)		574,303,735

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	15,288	1,255,132
Henkel AG & Co. KGaA, Preference Shares, NVS	9,072	1,043,598
Sartorius AG, Preference Shares, NVS	336	189,781
Volkswagen AG, Preference Shares, NVS	7,392	1,928,302

		4,416,813

Total Preferred Stocks — 0.8% (Cost: $4,586,722)		4,416,813

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)	108,024	1

Total Rights — 0.0% (Cost: $0)		1

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	9,260,000	9,260,000

Total Short-Term Investments — 1.6% (Cost: $9,260,000)		9,260,000

Total Investments in Securities — 99.5% (Cost: $584,691,337)		587,980,549

Other Assets, Less Liabilities — 0.5%		3,239,366

Net Assets — 100.0%		$591,219,915

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock World ex U.S. Carbon Transition Readiness ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/06/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$9,260,000	(b)	$—	$—	$—	$9,260,000	9,260,000	$78	$—

(a)	The Fund commenced operations on April 06, 2021.
(b)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	107	06/18/21	$12,077	$46,159

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$574,303,735	$—	$—	$574,303,735
Preferred Stocks	4,416,813	—	—	4,416,813
Rights	—	1	—	1
Money Market Funds	9,260,000	—	—	9,260,000

	$587,980,548	$1	$—	$587,980,549

Derivative financial instruments(a)
Assets
Futures Contracts	$46,159	$—	$—	$46,159

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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